DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DEBENTURES
Non-current	R$ 799,212	R$ 798,887
2026
DEBENTURES
Non-current	R$ 799,212	R$ 798,887